Shareholder Fees {- Fidelity Sustainable Intermediate Municipal Income Fund}	May 20, 2022 USD ($)
NF_01.31 Fidelity Sustainable Intermediate Municipal Income Fund_Retail Pro-02 | Fidelity Sustainable Intermediate Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none